NF_Fidelity Large Cap Growth Index Fund_Investor and Premium PRO-01 | Fidelity® Large Cap Growth Index Fund
Fund Summary Fund/Class: Fidelity® Large Cap Growth Index Fund/Investor, Premium
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of large capitalization U.S. companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Large Cap Growth Index Fund}	NF_Fidelity Large Cap Growth Index Fund_Investor and Premium PRO-01 Fidelity® Large Cap Growth Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Large Cap Growth Index Fund} - NF_Fidelity Large Cap Growth Index Fund_Investor and Premium PRO-01 - Fidelity® Large Cap Growth Index Fund		Fidelity Large Cap Growth Index Fund-Investor Class	Fidelity Large Cap Growth Index Fund-Premium Class Index
Management fee		0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.17%	0.03%
Total annual operating expenses		0.22%	0.08%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Large Cap Growth Index Fund} - NF_Fidelity Large Cap Growth Index Fund_Investor and Premium PRO-01 - Fidelity® Large Cap Growth Index Fund - USD ($)	Fidelity Large Cap Growth Index Fund-Investor Class	Fidelity Large Cap Growth Index Fund-Premium Class Index
1 year	$ 23	$ 8
3 years	$ 71	$ 26

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Russell 1000® Growth Index, which is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.